Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair value measurements
Summary of assets and liabilities measured or disclosed at fair value

For the year ended December 31, 2023, assets measured at fair value are summarized below:

Fair value measurement at December 31, 2023 using
Significant
		Quoted prices in	other
	Total Fair	active markets	observable	Significant
	Value at	for identical	inputs	unobservable	Fair value
	December 31, 2023	assets (Level 1)	(Level 2)	inputs (Level 3)	adjustment
	RMB	RMB	RMB	RMB	RMB
Fair value measurement on a non-recurring basis
Equity investments accounted for at fair value using the alternative measurement (i)	—	—	—	—	(8,505)
Total assets measured at fair value	—	—	—	—	(8,505)
(i)	When there is impairment of equity investments accounted for under the measurement alternative, the non-recurring fair value measurements are measured at the date of impairment. For the years ended December 31, 2023, the Company recognized full impairment charges to reduce the carrying values of certain equity investments to nil due to the significant deterioration in the investees’ operational performance and financial position, liquidity concerns and/or substantial doubt regarding the investees’ ability to continue as a going concerns.